Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Key Management our Directors and Senior Vice Presidents

(CAD$ in millions)	2025	2024
Salaries, bonuses, director fees and other short-term benefits	$16	$19
Post-employment benefits	3	2
Share option compensation expense	4	7
Compensation expense related to Units	20	18
	$43	$46